Stock-Based Compensation - Summary of WeWork Partnerships Profits Interest Units activity (Parenthetical) (Detail) - $ / shares	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Wework Partnership Profit Interest Units [Member]
Share based compensation by share based award equity instruments other than options granted during the period weighted average grant date fair value per share	$ 0	$ 0	$ 0	$ 14.92